Interest expense and other financial costs (Tables)	12 Months Ended
Dec. 31, 2025
Interest expense and other financial costs [Abstract]
Interest Expense and Other Financial Costs
As of December 31, 2025, 2024 and 2023, this line item is comprised as follows:

	2025	2024	2023
Interest on financial debt	$97,490	$13,465	$9,411
Interest on financial related parties	18,711	13,885	16,290
Interest expense on leasing agreements	9,122	16,119	28,783
Other financial expenses	2,074	4,659	8,546
Amortization of transaction cost	3,530	-	36
	$130,927	$48,128	$63,066